1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202-303-1000 Fax: 202-303-2000

VIA EDGAR

December 4, 2020

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	VALIC Company I (Investment Company Act File No. 002-83631) Preliminary Proxy Statement

Ladies and Gentlemen:

On behalf of VALIC Company I (the “Company”), I hereby transmit for filing pursuant to the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), a preliminary proxy statement, notice to shareholders and forms of proxy card and voting instruction card (the “Proxy Materials”) relating to a joint special meeting of shareholders of the Growth Fund and the Science & Technology Fund (each, a “Fund”), two series of the Company scheduled to be held on March 9, 2021.

The following matters will be considered at the special meeting:

To approve a change to each Fund’s sub-classification under the Investment Company Act of 1940 from “diversified” to “non-diversified” and to eliminate the Fund’s related fundamental investment restriction (to be voted on separately by each Fund’s shareholders).

Any questions concerning this filing should be directed to the undersigned at (202) 303-1121.

Sincerely,

/s/ Richard F. Jackson

Richard F. Jackson

Cc:	Kathleen Fuentes, Esq., SunAmerica Asset Management, LLC Christopher J. Tafone, Esq., SunAmerica Asset Management, LLC Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

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